Stock-Based Compensation - Narrative (Details) - USD ($)		1 Months Ended								12 Months Ended
	Jun. 22, 2023	Nov. 30, 2023	Feb. 28, 2023	Jul. 31, 2020	Oct. 31, 2018	Jun. 30, 2018	Feb. 28, 2018	Apr. 30, 2016	Mar. 31, 2015	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 09, 2023	Jan. 01, 2023	Jan. 01, 2022	Jan. 01, 2021	Jan. 01, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding option awards (in shares)										8,497,395	405,082
Stock compensation expense										$ 25,675,000	$ 7,111,000	$ 8,038,000
Tax benefits recognized										$ 0	$ 0	$ 0
Expected dividend yield										0.00%	0.00%	0.00%
Parapyre Option Obligation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of annual grant of common stock outstanding for warrants	1.00%
Warrants term													10 years
Warrant grant date fair value	$ 11,500,000
Liability assumed in asset acquisition related to warrants	$ 100,000
Stock compensation expense										$ 11,400,000	$ 0	$ 0
Warrant unamortized expense										$ 0
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant date fair value (in dollars per share)										$ 9.67	$ 1.8	$ 4.96
Intrinsic value of options exercised										$ 400,000	$ 0	$ 700,000
Unrecognized stock-based compensation expense for options										$ 64,400,000
Weighted average period over which unrecognized compensation is expected to be recognized										3 years 6 months
Expected dividend yield										0.00%	0.00%	0.00%
Stock Options | Non- Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option issued (in shares)										477,000	0	0
Stock option vested (in shares)										0	0	0
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, granted to employees (in shares)										153,865	0	0
Performance Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expense recognized for unvested employee and non-employee awards										$ 0	$ 0	$ 0
2015 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of market value of common stock									100.00%
Grantees with more than five years vesting term, percent									10.00%
Maximum vesting term for more than ten percent grantees									5 years
Shares subject to options outstanding (in shares)										3,029
Available for issuance (in shares)								20,395
2015 Equity Incentive Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards granted, expiration period									10 years
2016 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Initial reserves of common stock (in shares)								44,000
Increase in common stock reserved for issuance (in shares)					70,384
Annual percentage of additional shares		5.00%			4.00%
Additional common stock available for issuance (in shares)														104,561	78,968	76,735
Additional shares authorized (in shares)		4,481,152
Annual limit for non-employee director compensation (in shares)								4,000
Annual limit for non-employee director compensation		$ 750,000
Non-employee director compensation		$ 1,000,000
Shares reserved for issuance (in shares)										5,019,177
Outstanding option awards (in shares)										3,294,962
2016 Equity Incentive Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, granted to employees (in shares)				9,128
Stock-based compensation expense										$ 0
Equity instruments other than options, vested (in shares)										0
2018 Equity Inducement Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Initial reserves of common stock (in shares)							44,000
Additional shares authorized (in shares)										6,000,000
Shares reserved for issuance (in shares)										6,044,000
Outstanding option awards (in shares)										5,350,595
2018 Plan, 2016 Plan and 2015 Plan | Service Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards granted, expiration period							10 years
Awards granted, vesting period							4 years
2016 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards granted, expiration period								10 years
Additional common stock available for issuance (in shares)															26,140	19,742	19,184
Shares reserved for issuance (in shares)								6,600		72,404
Percentage of fair market value of common stock								85.00%
Percentage of discount through payroll deductions to eligible employees to purchase common stock								15.00%
Maximum purchase value per employee under employee stock purchase plan								$ 25,000
Additional annual percentage increase of common stock						1.00%
Maximum shares purchased under employee stock purchase plan (in shares)			400					80
Stock-based compensation expense											$ 100,000	$ 200,000
Expected dividend yield										0.00%	0.00%	0.00%